FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Gains/(losses) recorded into AOCI	SFr 48	SFr (2,243)
Gains/(losses) recorded into AOCI, Cumulatively	(2,654)
Gains/(losses) recorded into AOCI transferred to net income	156	192
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(9)	(51)
Gains/(losses) recorded into AOCI, Cumulatively	(75)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(13)	(2)
Gains/(losses) recorded into AOCI, Cumulatively	(66)
Gains/(losses) recorded into AOCI transferred to net income	1	2
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	70	(2,190)
Gains/(losses) recorded into AOCI, Cumulatively	(2,513)
Gains/(losses) recorded into AOCI transferred to net income	155	190
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(177)	(769)
Gains/(losses) recorded into AOCI, Cumulatively	(1,591)
Gains/(losses) recorded into AOCI transferred to net income	155	179
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	234	(1,198)
Gains/(losses) recorded into AOCI, Cumulatively	(796)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	2	(2,178)
Gains/(losses) recorded into AOCI, Cumulatively	(2,598)
Gains/(losses) recorded into AOCI transferred to net income	156	192
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(9)	(51)
Gains/(losses) recorded into AOCI, Cumulatively	(75)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(13)	(2)
Gains/(losses) recorded into AOCI, Cumulatively	(66)
Gains/(losses) recorded into AOCI transferred to net income	1	2
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	24	(2,125)
Gains/(losses) recorded into AOCI, Cumulatively	(2,457)
Gains/(losses) recorded into AOCI transferred to net income	155	190
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(177)	(769)
Gains/(losses) recorded into AOCI, Cumulatively	(1,602)
Gains/(losses) recorded into AOCI transferred to net income	155	179
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	188	(1,133)
Gains/(losses) recorded into AOCI, Cumulatively	(729)
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0